CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net Loss	$ (1,430,810)	$ (1,206,559)	$ (5,681,833)	$ (3,244,506)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	5,956	1,739	10,466	7,179
Depreciation	10,307	3,983	22,101	498
Non cash interest expense	1,939	17,875	105,171	1,251
Stock based compensation expense	424,431	416,951	1,473,864	1,334,935
Expenses paid by parent and affiliates	62,204	235,719	960,362	867,618
Provision for doubtful accounts	142		116,230	(0)
Changes in operating assets and liabilities:
Accounts receivable	(17,526)	(110,329)	(183,094)	(43,394)
Accounts payable and accrued expenses	14,627	38,042	67,951	157,536
Prepaid expenses	25,360	13,114	(142,292)	(43,381)
Inventory	(450,633)	(41,404)	47,765	(250,436)
Other current assets	(10,000)		1,460	(1,460)
Other current liabilities	(64,629)
Contract assets and liabilities	1,560		(22,569)
Net cash flows from operating activities	(1,427,072)	(630,869)	(3,224,418)	(1,214,160)
Investing Activities
Patent costs	(108,825)	(31,744)	(60,717)	(25,272)
Purchases of property and equipment	(28,135)	(32,106)	(121,561)	(20,782)
Capitalized software expenditures		(18,811)	(37,673)	(72,400)
Net cash flows from investing activities	(136,960)	(82,661)	(219,951)	(118,454)
Financing Activities
Proceeds from initial public offering (see Note 8)			6,127,067
Proceeds from issuance of shares, net of offering costs				492,152
Payment of deferred offering cost		(59,446)		(111,149)
Collection of stock subscription receivable			6,684
Proceeds from exercise of warrants by stockholders	1,532,250
Proceeds from related party convertible debt		735,000	1,475,000	1,061,500
Repayment of related party convertible debt	(109,499)		(653,000)	(57,185)
Net cash flows from financing activities	1,422,751	675,554	6,955,751	1,385,318
Net Change In Cash	(141,281)	(37,976)	3,511,382	52,704
Cash at Beginning of Period	3,591,109	79,727	79,727	27,023
Cash at End of Period	3,449,828	41,751	3,591,109	79,727
Significant Non-Cash Transactions
Expenses paid for by Parent reported as increase in Due to Parent and Affiliates and related party convertible debt	$ 62,204	$ 235,719	960,362	867,618
Write-off of uncollectible stock subscription receivable			(4,542)
Issuance of shares from conversion of related party convertible debt			$ 2,002,280	$ 2,179,772